ACQUISITIONS & DIVESTMENT - Business Combination - Consideration Transferred (Details) - Bruin E&P HoldCo, LLC $ in Thousands	Mar. 10, 2021 USD ($)
Acquisition, consideration
Purchase price	$ 465,000
Purchase price adjustments	(44,751)
Total consideration	$ 420,249